Financial Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets & Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)
	Fair Value	2022				2021
At December 31:	Hierarchy Level	Assets	(8)	Liabilities	(9)	Assets	(8)	Liabilities	(9)
Cash equivalents (1)
Time deposits and certificates of deposit (2)	2	$3,712		N/A		$2,502	(10)	N/A
Money market funds	1	306		N/A		263		N/A
Total cash equivalents		$4,018		N/A		$2,766		N/A
Equity investments (3)	1	—		N/A		0		N/A
Kyndryl common stock (4)	1	—		N/A		807		N/A
Debt securities–current (2)(5)	2	852		N/A		600		N/A
Debt securities–noncurrent (2)(6)	2,3	31		N/A		37		N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	3		336		12		—
Foreign exchange contracts	2	184		674		359		117
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	42		16		21		42
Equity contracts (7)	1,2	49		8		6		4
Total		$5,179		$1,034		$4,608		$162

(1) Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2) Available-for-sale debt securities with carrying values that approximate fair value.
(3) Included within investments and sundry assets in the Consolidated Balance Sheet.
(4) Refer to “Kyndryl Common Stock” below for additional information.
(5) U.S. treasury bills and term deposits that are reported within marketable securities in the Consolidated Balance Sheet.
(6) Includes immaterial activity related to private company investments reported within investments and sundry assets in the Consolidated Balance Sheet.
(7) Level 1 includes immaterial amounts related to equity futures contracts.
(8) The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2022 were $271 million and $7 million, respectively, and at December 31, 2021 were $358 million and $40 million, respectively.
(9) The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2022 were $546 million and $488 million, respectively, and at December 31, 2021 were $60 million and $103 million, respectively.
(10) Recast to conform to 2022 presentation.

N/A–Not applicable